November 27, 1996



Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

RE:  Fortis Benefits Insurance Company and
     Variable Account C of Fortis Benefits
     Insurance Company (the "Separate Account")
     File No. 33-28551
     CIK 0000790531

Gentlemen:

In accordance with the provisions of Rule 497(e) of the Securities Act of 1933, we file herewith a "sticker" dated December 1, 1996, to the Separate Account's
Prospectus dated May 1, 1996 which will be used for the offer and sale of a flexible premium deferred combination variable and fixed annuity contract issued by Fortis
Benefits Insurance Company.

Sincerely,



Douglas R. Lowe
Associate General Counsel